Accounts Receivable (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable, gross:	$ 112,789,368	$ 26,965,731	$ 12,350,947
Less: allowance for doubtful accounts	(3,631)	(3,646)	(2,828,796)
Accounts receivable, net	$ 112,785,737	$ 26,962,085	$ 9,522,151